UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_|  is a restatement
                                   |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:            Lanexa Management, LLC

Address:         101 Park Avenue, 21st Floor
                 New York, NY 10178


13F File Number: 28-14219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Brebbia
Title:  Chief Financial Officer
Phone:  212-716-2655


Signature, Place and Date of Signing:


/s/ Joel Brebbia                New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             52

Form 13F Information Table Value Total:            $98,774
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     Form 13F File Number                  Name
     --------------------                  ----

(1)  028-14221                             Lanexa Global Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       Lanexa Management, LLC
                                                         September 30, 2011

COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  --------- --------   --------------------  ----------  --------  ---------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE    SHARED NONE
--------------                --------------  --------- --------   --------   ---  ----  ----------  --------  --------- ------ ----
APPLE INC                     COM             037833100  3,241         8,500  SH            SOLE                   8,500
ATMEL CORP                    COM             049513104  1,211       150,000  SH            SOLE                 150,000
AUTHENTEC INC                 COM             052660107  1,584       486,000  SH            SOLE                 486,000
AUTONAVI HLDGS LTD            SPONSORED ADR   05330F106  3,134       230,120  SH            SOLE                 230,120
BIGBAND NETWORKS INC          COM             089750509  2,051     1,602,168  SH            SOLE               1,602,168
BROADCOM CORP                 CL A            111320107  3,995       120,000  SH            SOLE                 120,000
CALLIDUS SOFTWARE INC         COM             13123E500  3,797       823,709  SH            SOLE                 823,709
CIENA CORP                    COM NEW         171779309    850        75,902  SH            SOLE                  75,902
CISCO SYS INC                 COM             17275R102  5,425       350,000  SH            SOLE                 350,000
CME GROUP INC                 COM             12572Q105    739         3,000  SH            SOLE                   3,000
DEALERTRACK HLDGS INC         COM             242309102  1,846       117,807  SH            SOLE                 117,807
DIGITALGLOBE INC              COM NEW         25389M877  3,940       202,759  SH            SOLE                 202,759
E M C CORP MASS               COM             268648102  2,624       125,000  SH            SOLE                 125,000
ECHO GLOBAL LOGISTICS INC     COM             27875T101  2,061       154,977  SH            SOLE                 154,977
EMULEX CORP                   COM NEW         292475209  1,640       256,289  SH            SOLE                 256,289
FALCONSTOR SOFTWARE INC       COM             306137100    245        83,974  SH            SOLE                  83,974
FORMFACTOR INC                COM             346375108  2,494       400,324  SH            SOLE                 400,324
FUSION-IO INC                 COM             36112J107  1,422        74,859  SH            SOLE                  74,859
GOOGLE INC                    CL A            38259P508  5,150        10,000  SH            SOLE                  10,000
GUIDANCE SOFTWARE INC         COM             401692108  3,735       575,477  SH            SOLE                 575,477
HARMAN INTL INDS INC          COM             413086109  2,787        97,500  SH            SOLE                  97,500
HEWLETT PACKARD CO            COM             428236103  1,123        50,000  SH            SOLE                  50,000
IDENTIVE GROUP INC            COM             45170X106  2,093     1,052,000  SH            SOLE               1,052,000
ILLUMINA INC                  COM             452327109  2,046        50,000  SH            SOLE                  50,000
IMMERSION CORP                COM             452521107  1,061       177,438  SH            SOLE                 177,438
INTERNATIONAL GAME TECHNOLOG  COM             459902102    799        55,000  SH            SOLE                  55,000
INTERXION HOLDING N.V         SHS             N47279109  1,718       145,453  SH            SOLE                 145,453
KLA-TENCOR CORP               COM             482480100    980        25,591  SH            SOLE                  25,591
LIMELIGHT NETWORKS INC        COM             53261M104  1,182       500,694  SH            SOLE                 500,694
MAKEMYTRIP LIMITED MAURITIUS  SHS             V5633W109    442        20,000  SH            SOLE                  20,000
MAXLINEAR INC                 CL A            57776J100    312        48,328  SH            SOLE                  48,328
MICROSOFT CORP                COM             594918104    622        25,000  SH            SOLE                  25,000
NETAPP INC                    COM             64110D104  1,357        40,000  SH            SOLE                  40,000
NETFLIX INC                   COM             64110L106    827         7,300  SH            SOLE                   7,300
NOVATEL WIRELESS INC          COM NEW         66987M604     92        30,367  SH            SOLE                  30,367
NOVELLUS SYS INC              COM             670008101    273        10,000  SH            SOLE                  10,000
NUANCE COMMUNICATIONS INC     COM             67020Y100  1,588        78,090  SH            SOLE                  78,090
OSI SYSTEMS INC               COM             671044105    986        29,411  SH            SOLE                  29,411
PMC-SIERRA INC                COM             69344F106    598       100,000  SH            SOLE                 100,000
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  5,249       100,000  SH            SOLE                 100,000
QUALCOMM INC                  COM             747525103  4,134        85,000  SH            SOLE                  85,000
RESPONSYS INC                 COM             761248103  1,785       165,615  SH            SOLE                 165,615
SANDISK CORP                  COM             80004C101  4,036       100,000  SH            SOLE                 100,000
SCHWAB CHARLES CORP NEW       COM             808513105    903        80,100  SH            SOLE                  80,100
SEACHANGE INTL INC            COM             811699107  2,921       379,383  SH            SOLE                 379,383
SERVICESOURCE INTL LLC        COM             81763U100  1,296        98,132  SH            SOLE                  98,132
SHUTTERFLY INC                COM             82568P304  1,030        25,000  SH            SOLE                  25,000
TERADATA CORP DEL             COM             88076W103  1,364        25,485  SH            SOLE                  25,485
TEXAS INSTRS INC              COM             882508104    666        25,000  SH            SOLE                  25,000
TYCO INTERNATIONAL LTD        SHS             H89128104    408        10,000  SH            SOLE                  10,000
VMWARE INC                    CL A COM        928563402  1,595        19,846  SH            SOLE                  19,846
YAHOO INC                     COM             984332106  1,317       100,000  SH            SOLE                 100,000



SK 25887 0001 1241373